Share Capital	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Share Capital
9.	SHARE CAPITAL

a)	Authorized Share Capital

On March 1, 2019, the Company changed its share structure with a Director’s resolution to replace Class – A voting shares with Common voting Shares, and to eliminate Class-B non-voting shares (where nil were issued), and created a new series of Preferred shares with no par value and unlimited number of shares. Holders of Preferred shares shall be entitled to receive distribution ahead of holders of Common shares. In addition, Preferred shareholders are also entitled to a fixed premium (if specifically provided in the special rights and restrictions attached to a specific series of Preferred shares), prior to any distributions to holders of Common shares in the event of dissolution, liquidation or winding-up of the Company.

b)	Issued Share Capital

The Company had the following common share transactions during the year ended December 31, 2020 and December 31, 2019:

1)	On January 16, 2019, pursuant to a non-brokered private placement, the Company issued 210,526 units (1,000,000 units before the Reverse Split) at a price of $1.24 (CAD $1.66) ($0.26 (CAD $0.35) before the Reverse Split) for gross proceeds of $264,191 (CAD $350,000). Each unit consists of one common share and a warrant to purchase one common share. Each warrant entitles the holder to purchase one common share at a price of CAD $2.38 (CAD $0.50 per share before the Reverse Split) for 36 months.

2)	On January 31, 2019, pursuant to a non-brokered private placement, the Company issued 26,316 common shares (125,000 common shares before the Reverse Split) at a price of $1.8 (CAD $2.38) ($0.38 (CAD $0.50) before the Reverse Split) for gross proceeds of $47,550 (CAD $62,500).

3)	On May 2, 2019, pursuant to a brokered and non-brokered private placement, the Company issued 1,371,789 units (6,516,000 units before the Reverse Split) at a price of $3.56 (CAD $ 4.75) ($0.75 (CAD $1.00) before the Reverse Split) per unit for gross proceeds of $4,840,291 (CAD $6,516,000). Each unit consists of one Series A Preferred share and a warrant to purchase one common share. Each warrant entitles the holder to purchase one common share at a price of CAD $9.50 per share (CAD $2.00 per share before the Reverse Split) for a period of 5 years following issuance date. The preferred shareholder shall be entitled to receive a 12% dividend in specie consisting of Common Shares on each six-month anniversary of the Closing Date.

Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least CAD $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 2, 2024.

In relation to this financing, the Company issued 73,853 units (350,800 units before the Reverse Split) with a fair value of $260,585 (CAD $350,800) to the broker consortium. Each unit consists of one Series A Preferred share and one warrant to purchase common shares. Each warrant entitles the holder to purchase one common share at a price of CAD $9.50 per share (CAD $2.00 per share before the Reverse Split) for a period of 5 years following issuance date.

4)	On May 10, 2019, pursuant to a brokered and non-brokered private placement, the Company issued 779,474 units (3,702,500 units before the Reverse Split) at a price of $3.56 (CAD $ 4.75) ($0.75 (CAD $1.00) before the Reverse Split) per unit for gross proceeds of $2,759,353 (CAD $3,702,500). Each unit consists of one Series A Preferred share and a warrant to purchase one common share. Each warrant entitles the holder to purchase one common share at a price of CAD $9.50 per share (CAD $2.00 per share before the Reverse Split) for a period of 5 years following issuance date. The preferred shareholder shall be entitled to receive a 12% dividend in specie consisting of Common Shares on each six-month anniversary of the Closing Date.

Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 10, 2024.

In relation to this financing, the Company issued 38,974 units (185,125 units before the Reverse Split) with a fair value of $137,968 (CAD $185,125), to the broker consortium. Each unit consists of one Series A Preferred share and one warrant to purchase common shares. Each warrant entitles the holder to purchase one common share at a price of CAD $9.50 per share (CAD $2.00 per share before the Reverse Split) for a period of 5 years following issuance date.

In connection with the above May 2 and May 10 share issuance, a total of $766,970 (CAD $1,029,121) was recorded as share issuance costs. In addition, 180,522 (857,480 before the Reverse Split) broker warrants were issued with a value of $nil. Each warrant entitles the holder to purchase one common share at a price of CAD $9.50 per share (CAD $2.00 per share before the Reverse Split) for a period of 5 years following issuance date.

5)	On May 10, 2019, pursuant to the conversion of convertible debentures with a principal value of $372,634 (CAD $500,000), the Company issued 105,263 units (500,000 units before the Reverse Split) at a price of $3.56 (CAD $ 4.75) per unit ($0.75 (CAD $1.00) per unit before the Reverse Split). Each unit consists of one common share and one warrant to purchase common shares. Each warrant entitles the holder to purchase one common share at a price of CAD $9.50 per share (CAD $2.00 per share before the Reverse Split) for 60 months. In addition, the Company issued 1,453 units (6,904 units before the Reverse Split) at a price of $3.56 (CAD $ 4.75) per unit ($0.75 (CAD $1.00) per unit before the Reverse Split) representing the accreted value of the interest payable on the debentures at time of conversion.

6)	On July 4, 2019, in connection with the May 10 private placement, the Company repurchased 5,263 units (25,000 units before the Reverse Split) at $3.66 (CAD $4.75) per unit ($0.77 (CAD $1.00) per unit before the Reverse Split). Each unit consists of one Series A Preferred share and one warrant to purchase common share. Each warrant entitles the holder to purchase one common share at a price of CAD $9.50 per share (CAD $2.00 per share before the Reverse Split) for a period of 5 years following issuance date. Subsequent to the repurchase, the Company canceled 5,263 (25,000 before the Reverse Split) Series A Preferred shares and 5,263 (25,000 before the Reverse Split) warrants to purchase common share.

7)	On November 2, 2019, the Company declared and issued 86,739 (412,008 before the Reverse Split) common shares at $3.61 (CAD $4.75) ($0.76 (CAD $1.00) before the Reverse Split) as stock dividend to holders of Series A Preferred shares issued on May 2, 2019.

8)	On November 10, 2019, the Company declared and issued 48,791 (231,758 before the Reverse Split) common shares at $3.61 (CAD $4.75) ($0.76 (CAD $1.00) before the Reverse Split) as stock dividend to holders of Series A Preferred shares issued on May 10, 2019.

9)	At various times during the year ended December 31, 2019, the Company issued 244,753 common shares (1,162,577 common shares before the Reverse Split) to various consultants for services rendered.

The Company had the following common share transactions during the year ended December 31, 2020:

10)	On May 2, 2020, the Company declared and issued 86,739 common shares at $3.37 (CAD $4.75) (412,008 common shares at $0.71 (CAD $1.00) before the Reverse Split) as stock dividend to holders of Series A Preferred shares issued on May 2, 2019.

11)	On May 10, 2020, the Company declared and issued 48,791 common shares at $3.42 (CAD $4.75) (231,758 common shares at $0.72 (CAD $1.00) before the Reverse Split) as stock dividend to holders of Series A Preferred shares issued on May 10, 2019.

12)	On November 2, 2020, the Company declared and issued 86,739 common shares at $3.56 (CAD $4.75) (412,008 common shares at $0.75 (CAD $1.00) before the Reverse Split) as stock dividend to holders of Series A Preferred shares issued on May 2, 2019.

13)	On November 10, 2020, the Company declared and issued 48,791 common shares at $3.66 (CAD $4.75) (231,758 common shares at $0.77 (CAD $1.00) before the Reverse Split) as stock dividend to holders of Series A Preferred shares issued on May 10, 2019.

14)	During the year ended December 31, 2020, 365,113 (1,734,285 before the Reverse Split) warrants were exercised at a price of CAD $2.38 (CAD $0.50 before the Reverse Split).

15)	At various times during the year ended December 31, 2020, the Company issued 100,237 common shares (476,126 before the Reverse Split) to various consultants for services rendered.

c)	Cancellation of Issued Shares

During the year ended December 31, 2018, the Company entered into a purchase agreement with certain parties representing proprietary technology. As consideration for the purchase of the technology and attendant intellectual property rights, the Company issued an aggregate of 5,263,158 (25,000,000 before the Reverse Split) Class A common voting shares (the “Class A Shares”).

An additional 105,263 (500,000 before the Reverse Split) Class A Shares was issued for consulting services to assist with application of the proprietary technology to the Company’s business.

Subsequent to the execution of these agreements, the Company was notified as to certain issues relating to the transaction agreements resulting in the technology being deemed invalid and therefore without any value. Accordingly, the shares initially granted to the sellers of the technology were cancelled during the year ended December 31, 2019. The impairment of related intellectual property was recorded in year ended December 31, 2018 and included in Research and Development expense.

d)	Stock Options

The Company has adopted a stock option plan (the “Plan”) for its directors, officers, employees and consultants to acquire common shares of the Company. The terms and conditions of the stock options are determined by the Board of Directors.

On May 28, 2019, at the Company’s annual general meeting, shareholders approved an amendment to the Stock Option Plan to increase the number of authorized shares subject to the stock option plan to 15% of the issued and outstanding shares of the Company (including any unconverted Series A Preferred Shares).

For the year ended December 31, 2020, the Company recorded aggregate share-based compensation expense of $571,210 (December 31, 2019 - $401,869) for all stock options on a straight-line basis over the vesting period.

As of December 31, 2020, 1,450,918 Stock Options were outstanding at a weighted average exercise price of $2.01 (CAD 2.56), of which 1,161,726 were exercisable.

The amounts recognized as share-based payments and stock options are included in share-based compensation on the Statement of Loss and Comprehensive Loss.

As of December 31, 2020, there was $275,150 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the stock option plan; that cost is expected to be recognized over a period of 2 years.

The following summarizes stock option activity during the years ended December 31, 2020 and 2019:

	Number of Options*	Weighted Average Exercise Price*	Weighted Average Remaining Life (years)

Balance at December 31, 2018	838,947	$1.38	4.81
Granted	315,789	$2.07	5.42
Exercised	(10,525)	$1.83	-
Cancelled	(37,500)	$1.66	-
Balance at December 31, 2019	1,106,711	$1.35	4.98
Granted	387,760	$3.73	5.46
Forfeited	(25,132)	$1.31	-
Cancelled	(18,421)	$1.31	-
Balance at December 31, 2020	1,450,918	$2.01	4.38

* reflects the 1:4.75 reverse stock split effected on November 29, 2020.

The Company’s outstanding and exercisable stock options at December 31, 2020 were:

	Outstanding Options*				Exercisable Options*
Expiry Date	Number	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
			CAD $	$		$
May 24, 2024	21,053	3.40	1.66	1.31	21,053	1.31
June 1, 2024	168,421	3.42	0.36	0.28	168,421	0.28
June 19, 2024	15,790	3.47	1.66	1.31	15,789	1.31
October 24, 2024	10,526	3.82	1.66	1.31	10,526	1.31
December 12, 2024	531,579	3.95	1.66	1.31	531,579	1.31
April 30, 2025	63,158	4.33	2.38	1.87	55,263	1.87
April 30, 2025	168,421	4.33	2.38	1.87	147,368	1.87
June 10, 2025	42,105	4.44	2.38	1.87	42,105	1.87
November 15, 2025	42,105	4.88	4.75	3.73	26,316	3.73
January 31, 2026	38,947	5.09	4.75	3.73	12,500	3.73
June 30, 2026	348,813	5.50	4.75	3.73	130,805	3.73
Total Share Options	1,450,918	4.38	2.56	2.01	1,161,726	1.63

* reflects the 1:4.75 reverse stock split effected on November 29, 2020.

Stock-based compensation expense recognized is based on options expected to vest, the fair value of each employee option grant during the years ended December 31, 2020 and 2019 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2020	December 31, 2019
Expected volatility	79.60%	79.60%
Expected term (in years)	3.44	4.59
Risk-free interest rate	0.45%	1.51%
Fair value of options	$1.90	$0.67

e)	Warrants

The Company’s outstanding warrants as of December 31, 2020 were:

	Number of warrants*	Weighted average exercise price*	Weighted average exercise price*	Expiry Date
		CAD	$
Outstanding, December 31, 2018	688,721	2.34	1.84
Granted during quarter 1, 2019	210,526	2.38	1.87	January 16, 2022
Granted during quarter 1, 2019	16,842	1.66	1.31	January 21, 2022
Granted during quarter 2, 2019	1,563,806	9.50	7.46	May 2, 2024
Granted during quarter 2, 2019	986,068	9.50	7.46	May 10, 2024
Cancelled during quarter 2, 2019	(63,157)	2.38	1.87	August 24, 2024
Granted during quarter 3, 2019	1,453	9.50	7.46	May 10, 2024
Cancelled during quarter 3, 2019	(5,263)	9.50	7.46	May 10, 2024
Outstanding, December 31, 2019	3,398,996	7.70	6.05
Exercised during quarter 4, 2020	(365,112)	2.38	1.87	December 21, 2021**
Expired during quarter 4, 2020	(63,157)	2.38	1.87	October 15, 2021**
Expired during quarter 4, 2020	(163,610)	2.38	1.87	December 21, 2021**
Expired during quarter 4, 2020	(33,684)	1.66	1.30	December 31, 2021**
Expired during quarter 4, 2020	(210,526)	2.38	1.87	January 16, 2022**
Expired during quarter 4, 2020	(16,842)	1.66	1.30	January 21, 2022**
Outstanding, December 31, 2020	2,546,065	9.50	7.46

* reflects the 1:4.75 reverse stock split effected on November 29, 2020.

** pursuant to the terms of the warrants, the warrants were accelerated to expire on October 10, 2020 due to occurrence of an acceleration event. Accordingly, any unexercised warrants were terminated.